DISCONTINUED OPERATIONS Operating results - Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
ASSETS
Total current assets	$ 26,289
Total non-current assets	573
LIABILITIES AND SHAREHOLDERS' EQUITY
Total current liabilities	35,327
Total non-current liabilities	2,258
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | China Index Holding Limited [Member]
ASSETS
Cash and cash equivalents	23,925
Accounts receivable, net	2,263
Prepayment and other current assets	101
Total current assets	26,289
Property and equipment, net	573
Total non-current assets	573
Total assets	26,862
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred revenue	20,873
Accrued expenses and other payables	12,344
Income tax payable	2,110
Total current liabilities	35,327
Other non-current liabilities	2,258
Total non-current liabilities	2,258
Total liabilities	$ 37,585